Shareholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended
	Jun. 17, 2014	May 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Jun. 30, 2014	Aug. 08, 2012	May 08, 2012	Jan. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Common stock issued during period, shares			0	779	0
Description of reverse stock split			1-for-436.69219 reverse split of its issued and outstanding common stock
Authorized common stock after reverse split			50,000,000,000	50,000,000,000
Reverse stock split ratio		0.00229
Cash proceeds from issuance of common stock			$ 198,087,000
Repayment of Senior Notes			132,500,000
Payment of advisory, accounting, legal and printing expenses related to offering	5,100,000
Senior Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Repayment of Senior Notes			132,500,000			132,500,000
Debt instrument interest rate	8.75%		8.75%							8.75%
Senior Notes due period						2019
Accrued and unpaid interest amount						5,200,000
Call premium						4,000,000
Bain Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Payment for termination of Advisory Agreement with Bain Capital			23,300,000				23,300,000
Payment of advisory, accounting, legal and printing expenses related to offering	2,200,000
Parent Guarantor [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued during period, shares								32,100,000	5,100,000
Common stock issued during period, value								140,000,000	22,200,000
Price per share								$ 0.01	$ 0.01
Cash proceeds from issuance of common stock			198,087,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 19.00
Shares for underwriters' over-allotment option	1,500,000
Ordinary shares issued	11,500,000
Cash proceeds from issuance of common stock	$ 203,200,000